SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Shares Reflected in Balance Sheet) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Feb. 16, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Plus:
Class A ordinary shares subject to possible redemption		$ 139,990,000			$ 86,997,000	$ 83,573,000	$ 79,700,000	$ 48,001,000
ION Acquisition Corp 2 LTD
Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of Units, net of issuance costs		247,940,000
Less:
Class A ordinary shares issuance costs		(179,561)
Plus:
Proceeds from sale of Private Placement Warrants		7,060,000
Class A ordinary shares subject to possible redemption	$ 253,000,000	253,000,000	$ 253,000,000	$ 253,000,000	$ 0
ION Acquisition Corp 2 LTD | Class A ordinary shares
Summary of Significant Accounting Policies [Line Items]
Proceeds from sale of Units, net of issuance costs		253,000,000
Less:
Proceeds allocated to Public and Private Warrants		(30,065,074)
Class A ordinary shares issuance costs		(14,138,380)
Plus:
Proceeds from sale of Private Placement Warrants		7,060,000
Accretion of temporary equity to redemption value	(37,143,454)	37,143,454
Class A ordinary shares subject to possible redemption	$ 0	$ 253,000,000	$ 0